Pension and other long-term benefit commitments (Tables)	12 Months Ended
Oct. 31, 2021
Pension and other long-term benefit commitments [Abstract]
Defined Contribution Schemes
Pension costs for defined contribution schemes are as follows:

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Continuing operations	Note	$m	$m	$m
Defined contribution schemes	28	34.2	31.2	32.7

Defined Benefit Schemes
	October 31, 2021	October 31, 2020
	$m	$m
Within non-current assets:
Long-term pension assets	17.1	18.2

Within non-current liabilities:
Retirement and other benefit obligations	(147.1)	(155.0)

Movement on Long-term Pension Assets
The movement on the long-term pension assets is as follows:

		October 31, 2021	October 31, 2020
	Note	$m	$m
As at November 1		18.2	17.1
Transfer to plan assets		(1.2)	(0.4)
Interest on non-plan assets	6	0.2	0.2
Benefits paid		(0.2)	(0.1)
Contributions		0.1	0.3

Included within other comprehensive income:
- Change in fair value assessment		0.2	0.4
		0.2	0.4

Effects of movements in exchange rates		(0.2)	0.7

At October 31		17.1	18.2
Included within other comprehensive income:
Continuing operations		0.2	0.4
		0.2	0.4

Retirement Benefit Obligations
The following amounts have been included in the consolidated statement of comprehensive income for defined benefit pension arrangements:

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Current service charge	28	11.3	10.4	9.0
Changes in other long-term benefits		1.4	-	-
Charge to operating loss		12.7	10.4	9.0

Current service charge – discontinued operations		-	-	0.1

Interest on defined benefit liabilities		2.6	3.1	4.2
Interest on defined benefit assets		(1.1)	(1.3)	(1.8)
Charge to finance costs	6	1.5	1.8	2.4

Total continuing charge to loss for the year		14.2	12.2	11.5

Movements in Equity
The following amounts have been recognized as movements in the statement of other comprehensive income:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Actuarial return on assets excluding amounts included in interest income	20.7	1.8	5.9

Re-measurements – actuarial gains/(losses):
- Demographic	1.3	-	(1.6)
- Financial	9.8	(0.6)	(38.8)
- Experience	1.6	3.0	8.4
	12.7	2.4	(32.0)

Reclassification from defined contribution scheme or other assets and liabilities to defined benefit scheme	-	(4.6)	-
Movement in the year	33.4	(0.4)	(26.1)

Continuing operations	33.4	(0.4)	(26.2)
Discontinued operation	-	-	0.1
	33.4	(0.4)	(26.1)

Weighted Average Key Assumptions Used for Valuation of Schemes
The weighted average key assumptions used for the valuation of the schemes were:

	October 31, 2021			October 31, 2020
	Germany	Rest of World	Total	Germany	Rest of World	Total
Rate of increase in final pensionable salary	2.50%	3.10%	2.69%	2.50%	3.09%	2.64%
Rate of increase in pension payments	1.75%	1.50%	1.75%	1.50%	1.50%	1.50%
Discount rate	1.07%	1.87%	1.25%	0.79%	1.41%	0.90%
Inflation	1.75%	1.36%	1.69%	1.50%	1.25%	1.47%

Average Life Expectancy of Pensioner
These assumptions translate into a weighted average life expectancy in years for a pensioner retiring at age 65:

	October 31, 2021			October 31, 2020
	Germany	Rest of World	Total	Germany	Rest of World	Total
Retiring at age 65 at the end of the reporting year:
Male	20	21	21	20	22	20
Female	24	24	24	24	25	24

Retiring 15 years after the end of the reporting year:
Male	23	22	23	22	23	22
Female	26	25	26	26	26	25

Net Liability Arising from Obligations in Respect of Defined Benefit Schemes
The net liability included in the consolidated statement of financial position arising from obligations in respect of defined benefit schemes is as follows:

	October 31, 2021			October 31, 2020
	Germany	Rest of World	Total	Germany	Rest of World	Total
Present value of defined benefit obligations	246.1	74.5	320.6	248.4	54.9	303.3
Fair values of plan assets	(138.8)	(34.7)	(173.5)	(119.1)	(29.2)	(148.3)
	107.3	39.8	147.1	129.3	25.7	155.0

Movements in Defined Benefit Obligations
The defined benefit obligation has moved as follows:

	October 31, 2021
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Net defined benefit obligations	Defined benefit obligations	Scheme assets	Net defined benefit obligations	Defined benefit obligations	Scheme assets	Net defined benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2020	248.4	(119.1)	129.3	54.9	(29.2)	25.7	303.3	(148.3)	155.0
Current service cost	6.1	-	6.1	5.2	-	5.2	11.3	-	11.3
Changes in other long-term benefits	1.4	-	1.4	-	-	-	1.4	-	1.4
Reclassification from other liabilities/assets	-	-	-	20.2	-	20.2	20.2	-	20.2
Transferred to current assets classified as held for sale	-	-	-	(0.2)	-	(0.2)	(0.2)	-	(0.2)
Transfer from long-term pension assets	-	(1.2)	(1.2)	-	-	-	-	(1.2)	(1.2)
Benefits paid	(1.9)	1.9	-	(1.9)	1.9	-	(3.8)	3.8	-
Contributions by plan participants	1.2	(1.2)	-	0.6	(0.6)	-	1.8	(1.8)	-
Contribution by employer	-	(1.7)	(1.7)	-	(6.0)	(6.0)	-	(7.7)	(7.7)
Interest cost/(income) (note 6)	1.9	(0.8)	1.1	0.7	(0.3)	0.4	2.6	(1.1)	1.5

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	-	-	-	(1.3)	-	(1.3)	(1.3)	-	(1.3)
- Financial	(6.7)	-	(6.7)	(3.1)	-	(3.1)	(9.8)	-	(9.8)
- Experience	(2.1)	-	(2.1)	0.5	-	0.5	(1.6)	-	(1.6)

Actuarial return on assets excluding amounts included in interest income	-	(18.8)	(18.8)	-	(1.9)	(1.9)	-	(20.7)	(20.7)
	(8.8)	(18.8)	(27.6)	(3.9)	(1.9)	(5.8)	(12.7)	(20.7)	(33.4)
Effects of movements in exchange rates	(2.2)	2.1	(0.1)	(1.1)	1.4	0.3	(3.3)	3.5	0.2

At October 31, 2021	246.1	(138.8)	107.3	74.5	(34.7)	39.8	320.6	(173.5)	147.1

	October 31, 2020
	Germany			Rest of World			Total
Defined benefit obligations	Defined benefit obligations	Scheme assets	Net defined benefit obligations	Defined benefit obligations	Scheme assets	Net defined benefit obligations	Defined benefit obligations	Scheme assets	Net defined benefit obligations
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	213.5	(92.0)	121.5	48.0	(28.1)	19.9	261.5	(120.1)	141.4
Current service cost	6.9	-	6.9	3.5	-	3.5	10.4	-	10.4
Reclassification from other liabilities/assets	14.7	(17.8)	(3.1)	1.5	-	1.5	16.2	(17.8)	(1.6)
Transfer from long-term pension assets	-	(0.4)	(0.4)	-	-	-	-	(0.4)	(0.4)
Benefits paid	(0.6)	0.6	-	(2.9)	2.9	-	(3.5)	3.5	-
Contributions by plan participants	1.1	(1.1)	-	0.6	(0.6)	-	1.7	(1.7)	-
Contribution by employer	-	(0.7)	(0.7)	-	(2.3)	(2.3)	-	(3.0)	(3.0)
Interest cost/(income) (note 6)	2.3	(1.0)	1.3	0.8	(0.3)	0.5	3.1	(1.3)	1.8

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic	-	-	-	-	-	-	-	-	-
- Financial	(0.4)	-	(0.4)	1.0	-	1.0	0.6	-	0.6
- Experience	(2.0)	-	(2.0)	(1.0)	-	(1.0)	(3.0)	-	(3.0)

Actuarial return on assets excluding amounts included in interest income	-	(2.4)	(2.4)	-	0.6	0.6	-	(1.8)	(1.8)

Reclassification to defined benefit scheme	3.1	-	3.1	1.5	-	1.5	4.6	-	4.6
	0.7	(2.4)	(1.7)	1.5	0.6	2.1	2.2	(1.8)	0.4
Effects of movements in exchange rates	9.8	(4.3)	5.5	1.9	(1.4)	0.5	11.7	(5.7)	6.0

At October 31, 2020	248.4	(119.1)	129.3	54.9	(29.2)	25.7	303.3	(148.3)	155.0

Major Categories of Plan Assets	The major categories of the plan assets are as follows:

	October 31, 2021
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	69.0	-	69.0	4.9	3.0	7.9	73.9	3.0	76.9
- Debt instruments	61.7	-	61.7	4.1	5.4	9.5	65.8	5.4	71.2
- Real estate	-	-	-	3.5	0.1	3.6	3.5	0.1	3.6
Cash and cash equivalents	-	-	-	-	1.6	1.6	-	1.6	1.6
Re-insurance contracts with guaranteed interest rates *	-	8.1	8.1	-	-	-	-	8.1	8.1
Other	-	-	-	-	12.1	12.1	-	12.1	12.1
Total	130.7	8.1	138.8	12.5	22.2	34.7	143.2	30.3	173.5

*	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

	October 31, 2020
	Germany			Rest of World			Total
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funds that invest in:
- Equity instruments	49.3	-	49.3	-	6.4	6.4	49.3	6.4	55.7
- Debt instruments	63.3	-	63.3	2.6	4.9	7.5	65.9	4.9	70.8
- Real estate	-	-	-	-	2.9	2.9	-	2.9	2.9
Cash and cash equivalents	-	-	-	-	2.6	2.6	-	2.6	2.6
Re-insurance contracts with guaranteed interest rates *	-	6.5	6.5	-	-	-	-	6.5	6.5
Other	-	-	-	-	9.8	9.8	-	9.8	9.8
Total	112.6	6.5	119.1	2.6	26.6	29.2	115.2	33.1	148.3

*	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

Sensitivity of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is 22 years for Germany and 12 years for all other schemes.

	Germany				Rest of World
	Increase in assumption	Change in defined benefit obligation	Decrease in assumption	Change in defined benefit obligation	Increase in assumption	Change in defined benefit obligation	Decrease in assumption	Change in defined benefit obligation
Discount rate for scheme liabilities	0.50%	(10.1%)	0.50%	11.8%	0.50%	(5.5%)	0.50%	6.1%
Price inflation/rate of increase in pension payments*	0.25%	3.67%	0.25%	(3.49%)	0.25%	1.0%	0.25%	(1.0%)
Salary growth rate	0.50%	1.1%	0.50%	(1.0%)	0.50%	3.0%	0.50%	(3.0%)
Life expectancy	1 year	4.0%	--	--	1 year	2.0%	--	--

*	For the German schemes the same values are used for both the inflation assumption and the rate of increase in pension payments.